Statement of cash flows - Summary of changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	₩ 117,233,835	₩ 111,324,957
Changes from cash flows	5,004,436	6,698,543
Amortization of discount on borrowings and debentures	(51,260)	474,967
Changes in foreign currency exchange rate	973,811	(145,972)
Other non-financial change	686,889	(1,128,499)
Business combination (Note47)		9,839
Ending balance	123,847,711	117,233,835
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	(88,784)	(5,822)
Changes from cash flows	12,667	43,676
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency exchange rate	0	0
Other non-financial change	(5,290)	(126,638)
Business combination (Note47)		0
Ending balance	(81,407)	(88,784)
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	41,594,064	34,863,156
Changes from cash flows	849,212	7,465,106
Amortization of discount on borrowings and debentures	(71,390)	22,836
Changes in foreign currency exchange rate	193,892	271,179
Other non-financial change	601,287	(1,037,213)
Business combination (Note47)		9,000
Ending balance	43,167,065	41,594,064
Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	75,134,394	75,363,364
Changes from cash flows	4,417,830	(28,372)
Amortization of discount on borrowings and debentures	9,257	437,627
Changes in foreign currency exchange rate	779,919	(417,151)
Other non-financial change	(192,037)	(221,074)
Business combination (Note47)		0
Ending balance	80,149,363	75,134,394
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	594,161	1,104,259
Changes from cash flows	(275,273)	(781,867)
Amortization of discount on borrowings and debentures	10,873	14,504
Changes in foreign currency exchange rate	0	0
Other non-financial change	282,929	256,426
Business combination (Note47)		839
Ending balance	₩ 612,690	₩ 594,161